Condensed Consolidated Interim Balance Sheets (Unaudited) - CAD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 690	$ 209
Accounts receivable and other current assets (Note 5)		1,580	2,339
Prepaid expenses		162	146
Inventories		534	661
Regulatory assets (Note 6)		730	914
Assets held for sale (Note 7)		561	0
Total current assets		4,257	4,269
Other assets		1,146	1,213
Regulatory assets (Note 6)		3,226	3,095
Property, plant and equipment, net		41,777	41,663
Intangible assets, net		1,492	1,548
Goodwill		12,183	12,464
Total assets		64,081	64,252
Current liabilities
Short-term borrowings (Note 8)		80	253
Accounts payable and other current liabilities		2,432	3,288
Regulatory liabilities (Note 6)		489	595
Current installments of long-term debt (Note 8)		2,284	2,481
Liabilities associated with assets held for sale (Note 7)		129	0
Total current liabilities		5,414	6,617
Regulatory liabilities (Note 6)		3,228	3,320
Deferred income taxes		4,018	4,060
Long-term debt (Note 8)		26,808	25,931
Finance leases		335	336
Other liabilities		1,101	1,146
Total liabilities		40,904	41,410
Commitments and contingencies (Note 14)
Equity
Common shares	[1]	14,889	14,656
Preference shares		1,623	1,623
Additional paid-in capital		8	10
Accumulated other comprehensive income		669	1,008
Retained earnings		4,190	3,733
Shareholders' equity		21,379	21,030
Non-controlling interests		1,798	1,812
Total equity		23,177	22,842
Total liabilities and equity		$ 64,081	$ 64,252

[1]	No par value. Unlimited authorized shares. 486.4 million and 482.2 million issued and outstanding as at June 30, 2023 and December 31, 2022, respectively.